Note 5 - Fair Value Measurements 1	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Fair Value Disclosures [Text Block]

Note 5 – Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on three levels of inputs, of which the first two are considered observable and the last unobservable, as follows:

●	Level 1 – Quoted prices in active markets for identical assets and liabilities.
●

Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

●	Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Fair Value on a Recurring Basis

The tables below categorize assets and liabilities measured at fair value on a recurring basis for the periods presented:

	Fair Value	Fair value measurement using
	September 30,
(in thousands)	2024	Level 1	Level 2	Level 3

Assets:
Money market funds	$592	$592	$-	$-
Total Assets	$592	$592	$-	$-

Liabilities:
Common stock warrant liability	$(8,621)	$-	$-	$(8,621)
Derivative liability - ELOC commitment note	(347)	-	-	(347)
Total Liabilities	$(8,968)	$-	$-	$(8,968)

	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2023	Level 1	Level 2	Level 3

Assets:
Money market funds	$3,532	$3,532	$-	$-
Total Assets	$3,532	$3,532	$-	$-

The money market funds were classified as cash and cash equivalents on the consolidated balance sheets and were within Level 1 of the fair value hierarchy. The aggregate fair value of the Company’s money market funds approximated amortized cost.

The fair value of the common stock warrant liability is based on significant unobservable inputs, which represent Level 3 measurements within the fair value hierarchy. The following table provides a summary of the change in the estimated fair value of the common stock warrant liability:

Three and Nine Months Ended September 30, 2024
Issuance of common stock warrants	$10,787
Change in fair value	(2,166)
Balance at September 30, 2024	$8,621

In determining the initial fair value of the common stock warrants at their respective issuance dates, we used a Black Scholes pricing model.  For the subsequent measurement at September 30, 2024, we used a Monte Carlo simulation.  The following table provides a summary of the significant inputs used in these valuations:

	July 22, 2024 Issuance Date	July 29, 2024 Issuance Date	September 30, 2024
Fair value of underlying equity	$3.56	$3.29	$2.39
Exercise price	$4.11	$4.11	$4.11
Volatility	108.4%	115.6%	n/a
Risk-free interest rate	4.2%	4.1%	3.6
Expected term (in years)	5.5	5.5	5.3
Discounting factor	n/a	n/a	0.83

The fair value of the derivative liability-ELOC commitment note is also based on significant unobservable inputs, which represent Level 3 measurements within the fair value hierarchy. The following table provides a summary of the change in the estimated fair value of the derivative liability:

Three and Nine Months Ended September 30, 2024
Initial recognition of derivative liability	$286
Change in fair value	61
Balance at September 30, 2024	$347

In determining the initial fair value of the derivative liability and for the subsequent measurement at September 30, 2024, we used a Monte Carlo simulation.  The following table provides a summary of the significant inputs used in these valuations:

	June 26, 2024 Issuance Date			September 30, 2024
Fair value of underlying equity	$3.22			$2.34-	-	$2.39
Volatility	87.3%	-	91.7%	190.8%	-	194.4%
Risk-free interest rate			5.1%			4.2%
Conversion price discount			20.0%			20.0%
Discounting period (in years)			1.0			0.7
Discount rate			20.2%			12.5%
Discounting factor			0.83			0.92

Fair Value on a Non-Recurring Basis

Certain of our assets were measured at fair value on a non-recurring basis during the nine months ended September 30, 2024 and the year ended December 31, 2023. Our goodwill was recorded at its estimated fair value as a result of the impairment tests performed in 2023, which resulted in the goodwill being written down to zero as of June 30, 2023 (See the section titled, “Note 4 – Summary of Significant Accounting Policies – Intangible Assets and Goodwill”).

In order to perform the goodwill impairment test, we compared the estimated fair value of our reporting unit to its carrying value. Significant factors considered in estimating the fair value of our reporting unit included the use of the quoted market price and related market capitalization of our common stock, adjusted for an estimated control premium based on transactions completed by comparable companies. Quantitative information about the significant unobservable inputs used in the fair value measurement of the reporting unit included an estimated control premium of 50% for both periods.

Note 5 – Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on three levels of inputs, of which the first two are considered observable and the last unobservable, as follows:

●	Level 1 - Quoted prices in active markets for identical assets and liabilities.
●	Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Fair Value on a Recurring Basis

The tables below categorize assets measured at fair value on a recurring basis as of December 31, 2023 and 2022:

	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2023	Level 1	Level 2	Level 3

Cash equivalents:
Money market funds	$3,532	$3,532	$-	$-
Total Assets	$3,532	$3,532	$-	$-

	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2022	Level 1	Level 2	Level 3

Cash equivalents:
Money market funds	$4,212	$4,212	$-	$-
Total Assets	$4,212	$4,212	$-	$-

Fair Value on a Non-Recurring Basis

The table below categorizes assets measured at fair value on a non-recurring basis for the periods presented:

	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2023	Level 1	Level 2	Level 3

Goodwill	$-	$-	$-	$-

	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2022	Level 1	Level 2	Level 3

Intangible assets:
Rostafuroxin drug candidate	$2,910	$-	$-	$2,910

Goodwill	$3,058	$-	$-	$3,058

Certain of our assets were measured at fair value on a non-recurring basis during the years ended December 31, 2023 and 2022. The IPR&D intangible asset related to our rostafuroxin drug candidate was recorded at its estimated fair value as a result of the impairment tests performed during 2022. Our goodwill was also recorded at its estimated fair value as a result of the impairment tests performed in 2023 and 2022, which resulted in the goodwill being written down to zero as of June 30, 2023 (See the section titled, “Note 4 – Accounting Policies – Intangible Assets and Goodwill”).

Significant factors considered in estimating the fair value of the IPR&D intangible asset related to our rostafuroxin drug candidate include the risks inherent in the development process, including the likelihood of achieving commercial success and the cost and related time to complete the remaining development. Future cash flows for the IPR&D intangible asset were estimated based on forecasted revenue and costs, taking into account the expected product life cycle, market penetration, and growth rates. Other significant estimates and assumptions inherent in this approach include (i) the amount and timing of the projected net cash flows associated with the IPR&D intangible asset; (ii) the discount rate, which seeks to reflect the various risks inherent in the projected cash flows; and (iii) the tax rate, which considers geographic diversity of the projected cash flows. Quantitative information about the significant unobservable inputs used in the fair value measurement of the IPR&D intangible asset included a discount rate of 20.0% and a tax rate of 30.0% for 2022. While we use the best available information to prepare our cash flows and discount rate assumptions, actual future cash flows could differ significantly based on the commercial success of the related drug candidate and market conditions which could result in future impairment charges related to the indefinite-lived intangible asset balance.

In order to perform the goodwill impairment test, we compare the estimated fair value of our reporting unit to its carrying value. Significant factors considered in estimating the fair value of our reporting unit include the use of the quoted market price and related market capitalization of our common stock, adjusted for an estimated control premium based on transactions completed by comparable companies. Quantitative information about the significant unobservable inputs used in the fair value measurement of the reporting unit included an estimated control premium of 50% for both periods.